MUSQ Global Music Industry ETF

Schedule of Investments

July 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 98.8%

Australia — 1.3%
Communication Services — 1.3%
Southern Cross Media Group	658,732	$286,052

Canada — 1.2%
Communication Services — 1.2%
Stingray Group, Cl Common Subs. Receipt	44,690	270,770

China — 5.0%
Communication Services — 5.0%
Cloud Music*	43,550	529,323
Tencent Music Entertainment Group ADR	39,492	559,997
		1,089,320

Germany — 2.7%
Communication Services — 2.7%
CTS Eventim	6,595	581,620

Japan — 11.8%
Communication Services — 4.9%
Amuse	24,700	264,959
Avex	56,800	569,284
Stream Media*	270,200	253,211
		1,087,454
Consumer Discretionary — 6.9%
Sony Group	10,100	908,235
Yamaha	24,500	585,388
		1,493,623
		2,581,077

Netherlands — 2.3%
Communication Services — 2.3%
Universal Music Group	21,010	499,940

South Korea — 21.7%
Communication Services — 19.1%
CUBE ENTERTAINMENT*	58,041	577,564
Genie Music*	124,667	242,226
HYBE	4,272	546,121
JYP Entertainment	13,564	568,471
Kakao	19,429	553,199
SM Entertainment	10,496	538,237
YG Entertainment	21,109	589,535
YG PLUS*	241,848	557,739
		4,173,092

Description	Shares	Fair Value

South Korea — continued
Consumer Discretionary — 2.6%
Dreamus*	341,344	$571,489
		4,744,581

Taiwan — 2.6%
Communication Services — 2.6%
HIM International Music	164,741	573,862

United States — 50.2%
Communication Services — 35.0%
Alphabet, Cl A	6,150	1,054,971
Endeavor Group Holdings, Cl A	20,523	562,741
Live Nation Entertainment*	6,247	600,898
LiveOne*	364,991	620,484
Madison Square Garden Entertainment, Cl A*	14,340	566,287
Mediaco Holding, Cl A*	70,779	257,636
Reservoir Media*	68,200	542,872
Sirius XM Holdings	157,862	544,624
Sphere Entertainment*	12,216	543,368
Spotify Technology*	2,333	802,411
Townsquare Media, Cl A	46,638	563,387
Vivid Seats, Cl A*	101,237	494,037
Warner Music Group, Cl A	17,396	522,054
		7,675,770

Consumer Discretionary — 7.6%
Amazon.com*	6,120	1,144,318
Sonos*	38,789	523,652
		1,667,970

Information Technology — 7.6%
Apple	4,988	1,107,735
Dolby Laboratories, Cl A	6,968	548,800
		1,656,535
		11,000,275

Total Common Stock
(Cost $21,099,693)		21,627,497

SHORT-TERM INVESTMENT — 1.4%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(A)	297,095	297,095

Total Short-Term Investment
(Cost $297,095)		297,095

Total Investments - 100.2%
(Cost $21,396,788)		$21,924,592

Percentages are based on net assets of $21,878,523.

MUSQ Global Music Industry ETF

Schedule of Investments

July 31, 2024 (Unaudited) (Concluded)

††	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of July 31, 2024.

ADR — American Depositary Receipt
Cl — Class

MUS-QH-001-0300